LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	R$ 5,331,789	R$ 5,180,691
Additions/updates	502,171	977,234
Acquisition of subsidiaries	384,389
Depreciation (1)	(626,181)	(825,467)
Right-of-Use Assets, Write-Offs	(3,313)	(669)
Ending Balance	5,588,855	5,331,789
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,331,789	5,180,691
Additions/updates	502,171	977,234
Acquisition of subsidiaries	384,389
Depreciation (1)	(626,181)	(825,467)
Right-of-Use Assets, Write-Offs	(3,313)	(669)
Ending Balance	5,588,855	5,331,789
Lands
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	3,652,380	3,475,569
Additions/updates	201,916	618,637
Acquisition of subsidiaries
Depreciation (1)	(334,901)	(441,499)
Right-of-Use Assets, Write-Offs		(327)
Ending Balance	3,519,395	3,652,380
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,652,380	3,475,569
Additions/updates	201,916	618,637
Acquisition of subsidiaries
Depreciation (1)	(334,901)	(441,499)
Right-of-Use Assets, Write-Offs		(327)
Ending Balance	3,519,395	3,652,380
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	186,056	175,043
Additions/updates	118,361	212,173
Acquisition of subsidiaries	52,876
Depreciation (1)	(115,788)	(200,883)
Right-of-Use Assets, Write-Offs	913	(277)
Ending Balance	242,418	186,056
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	186,056	175,043
Additions/updates	118,361	212,173
Acquisition of subsidiaries	52,876
Depreciation (1)	(115,788)	(200,883)
Right-of-Use Assets, Write-Offs	913	(277)
Ending Balance	242,418	186,056
Buildings
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	191,356	114,392
Additions/updates	170,606	135,659
Acquisition of subsidiaries	270,683
Depreciation (1)	(76,507)	(58,630)
Right-of-Use Assets, Write-Offs	(2,489)	(65)
Ending Balance	553,649	191,356
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	191,356	114,392
Additions/updates	170,606	135,659
Acquisition of subsidiaries	270,683
Depreciation (1)	(76,507)	(58,630)
Right-of-Use Assets, Write-Offs	(2,489)	(65)
Ending Balance	553,649	191,356
Ships and boats
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	1,261,270	1,373,338
Additions/updates	299	10,765
Acquisition of subsidiaries
Depreciation (1)	(90,635)	(122,833)
Right-of-Use Assets, Write-Offs
Ending Balance	1,170,934	1,261,270
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,261,270	1,373,338
Additions/updates	299	10,765
Acquisition of subsidiaries
Depreciation (1)	(90,635)	(122,833)
Right-of-Use Assets, Write-Offs
Ending Balance	1,170,934	1,261,270
Vehicles
Disclosure of quantitative information about right-of-use assets [table]
Beginning Balance	40,727	42,349
Additions/updates	10,989
Acquisition of subsidiaries	60,830
Depreciation (1)	(8,350)	(1,622)
Right-of-Use Assets, Write-Offs	(1,737)
Ending Balance	102,459	40,727
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	40,727	42,349
Additions/updates	10,989
Acquisition of subsidiaries	60,830
Depreciation (1)	(8,350)	(1,622)
Right-of-Use Assets, Write-Offs	(1,737)
Ending Balance	R$ 102,459	R$ 40,727